Information Related to Common Stock Award Expense (Detail) - Common Stock Award - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 99,147	$ 240,398	$ 300,837	$ 138,055
Unrecognized expense	0		0
Consulting
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	90,300	234,500	276,500	111,351
Unrecognized expense	0		0
Research and development
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	8,847	$ 5,898	24,337	$ 26,704
Unrecognized expense	$ 0		$ 0